Note 18 - Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net income:	$ 316,334	$ 381,019	$ 554,692
Net loss attributable to the non-controlling interest (Note 16)	3,585	4,730	263
Net income attributable to Costamare Inc.	319,919	385,749	554,955	[1]
Less: paid and accrued earnings allocated to Preferred Stock	(23,796)	(31,068)	(31,068)
Less: deemed dividend in redemption of Series E Preferred Stock	(5,446)	0	0
Net income available to common stockholders	$ 290,677	$ 354,681	$ 523,887
Weighted average number of common shares, basic and diluted (in shares)	119,299,405	120,299,172	122,964,358
Earnings per common share, basic and diluted (in dollars per share)	$ 2.44	$ 2.95	$ 4.26

[1]	Net income excludes net loss attributable to non-controlling interest of $263, $6,608 and $6,839 during the years ended December 31, 2022, 2023 and 2024, respectively. Temporary equity - non-controlling interest in subsidiary is reflected outside of the permanent stockholders’ equity on the December 31, 2023 and 2024 consolidated balance sheets. See Note 16 of the Notes to the Consolidated Financial Statements.